Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended		5 Months Ended
	Sep. 29, 2020	Sep. 25, 2020	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Option term			45 days
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase shares		25,000,000	3,750,000
Over-Allotment [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase shares	2,750,000
Additional Units, shares issued	2,750,000
Underwriting Agreement [Member] | Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Description of underwriting agreement		the underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions
Amount of underwriting discount	$ 0.6
Deferred fee	$ 1.0